CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible notes payable

	September 30,	December 31,
	2021	2020
Various Convertible Notes (a)(f)	$43,500	$43,500
Ylimit, LLC Convertible Notes (b)	-	1,336,208
Golock Capital, LLC Convertible Notes (c)	339,010	339,011
GSH Note (d)	165,000	-
Other Convertible Notes (e)	88,204	238,203
Convertible notes	$635,714	$1,956,922

	December 31,	December 31,
	2020	2019
Various Convertible Notes(a)	$43,500	$43,500
Ylimit, LLC Convertible Notes (b)	1,336,208	882,500
Golock Capital, LLC Convertible Notes(c)	339,011	339,011
Other Convertible Notes(d)	238,203	299,069
Total Convertible Notes	1,956,922	1,564,080
Debt discount	-	(78,013)
Convertible notes, net	$1,956,922	$1,486,067